Benefit Plan (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	50.00%
Pension Contributions	$ 696